December 10, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Security Income Fund (File Nos. 002-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 114 to the Corporation’s registration statement on Form N-1A.

This filing is being made for the purposes of: (i) filing the required exhibits; (ii) incorporating comments from the staff of the Securities and Exchange Commission (“SEC”) on Post-Effective Amendment No. 112; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information. The Corporation notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

The attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.

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Very truly yours,

/s/ Amy J. Lee

Amy J. Lee

Secretary and Senior Vice President

Security Investors, LLC